Operations - Capital structure and net working capital (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital structure and net working capital [Abstract]
Working capital, negative position	R$ (10,184,169)	R$ (5,863,917)	R$ (4,795,208)
Increase (decrease) in working capital	(4,320,252)	(1,068,709)
Negative equity position	(19,007,500)	(18,333,003)	(14,148,750)	R$ (3,519,174)
Increase (decrease) in equity	(674,497)	(4,184,253)
Borrowings, proceeds	215,159	3,023,273
Foreign exchange variation expense	(1,406,566)	1,443,046	R$ 4,302,540
Brazil, Brazil Real [member]
Capital structure and net working capital [Abstract]
Borrowings, proceeds	215,159	46,478
Feb-24 | Working capital loans [Member] | Brazil, Brazil Real [member]
Capital structure and net working capital [Abstract]
Borrowings, proceeds	R$ 227,467	R$ 46,478